Risk Report - Impaired loans by region (Detail) € in Millions	Dec. 31, 2017 EUR (€)
Total Impaired Loans [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans	€ 6,234
Total Impaired Loans [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans	2,266
Total Impaired Loans [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans	2,892
Total Impaired Loans [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans	168
Total Impaired Loans [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	498
Total Impaired Loans [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	70
Total Impaired Loans [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans	292
Total Impaired Loans [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans	49
Total Impaired Loans [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0
Individually assessed [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans	3,348
Individually assessed [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans	953
Individually assessed [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans	1,471
Individually assessed [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans	45
Individually assessed [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	497
Individually assessed [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	70
Individually assessed [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans	264
Individually assessed [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans	48
Individually assessed [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0
Collectively assessed [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans	2,886
Collectively assessed [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans	1,312
Collectively assessed [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans	1,422
Collectively assessed [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans	123
Collectively assessed [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	1
Collectively assessed [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0
Collectively assessed [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans	28
Collectively assessed [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0
Collectively assessed [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0
Total loan loss allowance [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans	3,921
Total loan loss allowance [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans	1,527
Total loan loss allowance [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans	1,749
Total loan loss allowance [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans	147
Total loan loss allowance [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	170
Total loan loss allowance [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	35
Total loan loss allowance [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans	272
Total loan loss allowance [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans	10
Total loan loss allowance [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans	11
Individually assessed allowance [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans	1,766
Individually assessed allowance [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans	600
Individually assessed allowance [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans	815
Individually assessed allowance [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans	45
Individually assessed allowance [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	67
Individually assessed allowance [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	14
Individually assessed allowance [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans	223
Individually assessed allowance [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans	1
Individually assessed allowance [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0
Collectively assessed allowance for impaired loans [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans	1,745
Collectively assessed allowance for impaired loans [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans	823
Collectively assessed allowance for impaired loans [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans	822
Collectively assessed allowance for impaired loans [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans	92
Collectively assessed allowance for impaired loans [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0
Collectively assessed allowance for impaired loans [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0
Collectively assessed allowance for impaired loans [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans	8
Collectively assessed allowance for impaired loans [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0
Collectively assessed allowance for impaired loans [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans	0
Collectively assessed allowance for non-impaired loans [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans	410
Collectively assessed allowance for non-impaired loans [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans	104
Collectively assessed allowance for non-impaired loans [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans	113
Collectively assessed allowance for non-impaired loans [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans	11
Collectively assessed allowance for non-impaired loans [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	102
Collectively assessed allowance for non-impaired loans [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans	21
Collectively assessed allowance for non-impaired loans [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans	41
Collectively assessed allowance for non-impaired loans [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans	9
Collectively assessed allowance for non-impaired loans [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans	€ 11
Impaired loan coverage ratio in % [Member] | Total countries [Domain Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	63.00%
Impaired loan coverage ratio in % [Member] | Germany [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	67.00%
Impaired loan coverage ratio in % [Member] | Western Europe (excluding Germany) [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	60.00%
Impaired loan coverage ratio in % [Member] | Eastern Europe [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	88.00%
Impaired loan coverage ratio in % [Member] | North America [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	34.00%
Impaired loan coverage ratio in % [Member] | Central and South America [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	50.00%
Impaired loan coverage ratio in % [Member] | Asia/Pacific [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	93.00%
Impaired loan coverage ratio in % [Member] | Africa [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	20.00%
Impaired loan coverage ratio in % [Member] | Other [Member]
Impaired Loans by Region [Line Items]
Impaired loans by region, coverage ratio in %	0.00%